Document and Entity Information	12 Months Ended
Apr. 30, 2012
Document And Entity Information
Entity Registrant Name	REG TECHNOLOGIES INC
Entity Central Index Key	0000925541
Document Type	20-F
Document Period End Date	Apr 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	34,883,793
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Statements of Financial Position (CAD)	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Statement of Financial Position [Abstract]
Cash	650	88,684	364
HST/GST and interest receivable	15,464	14,926	9,882
Prepaid expenses	38,618	81,052	1,416
Due from related parties (Note 8)	1,317	8,490	28,455
Advances to REGI US (Note 8)	1,025,086	865,607	585,859
Assets held for distribution to shareholders (Note 8)	471,200
Current assets, total	1,552,335	1,058,759	625,976
Investment in Minewest (8)	320,082
Equipment (Note 7)		2,169	3,346
Mineral Property (Note 8)		232,953
Assets, total	1,872,417	1,293,881	629,322
Current
Bank indebtedness			494
Accounts payable	105,860	71,612	28,861
Accrued liabilities	25,500	34,300	29,000
Due to related parties (Note 8)	137,135	218,878	146,741
Due to Minewest (Note 8)	179,414
Income taxes payable			10,317
Share subscription payable			58,877
Convertible debt (Note 11)	19,938	19,987
Financial instrument liability (Note 10)	9,315	35,917	135,816
Liabilites, total	477,162	380,694	410,106
Shareholders’ equity
Share Capital (Note 6)	12,746,997	12,372,889	12,082,039
Subscription received		289,200
Warrants (Note 6)	137,661	237,714	245,518
Contributed Surplus	10,505,459	9,441,987	9,270,884
Equity component of convertible debt (Note 13)	305	758
Deficit	(22,015,992)	(21,677,375)	(21,379,225)
Shareholders' equity	1,374,430	665,173	219,216
Non-controlling interest	20,825	248,014
Shareholders' equity including non-controlling interest portion	1,872,417	1,293,881	629,322

Consolidated Statements of Operations and Comprehensive Income (CAD)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Expenses
Amortization	1,459	2,128
Shareholder communication	57,123	41,106
Consulting fees	15,919	32,209
Foreign exchange loss (gain)	51,191	(27,048)
Interest expense	1,856	3,786
Management and directors’ fees (Note 8)	75,072	61,200
Mineral property maintenance costs		(7,254)
Office expenses	29,557	27,286
Professional fees (Note 8)	73,316	99,670
Research and development	113,554	107,700
Rent and utilities (Note 8)	6,871	15,680
Stock-based compensation (Note 6)		89,776
Transfer agent and filing fees	34,804	15,101
Travel and promotion	3,446	7,605
Wages and benefits	19,891	26,750
Loss before other items and income taxes	(484,059)	(495,695)
Other income (expense)
Gain on sale of investee’s shares (Note 10)		102,966
Net gain on expiration and modification of financial instrument liability	20,923	126,404
Interest income
Gain on investment in Minewest	80,295
Loss in equity investment	(8,718)
Unrealized gain (loss) on financial instrument liability	5,679	5,872
Loss before income taxes	(385,880)	(260,453)
Income tax recovery (expense) – current (Note 12)		10,317
Net and comprehensive loss	(385,880)	(250,136)
Net and comprehensive income (loss) attributable to:
Shareholders of the Company	(338,617)	(298,150)
Non-controlling interest	(47,263)	48,014
Comprehensive income (loss), net of tax, including portiion attributable to non-controlling interest	(385,880)	(250,136)
Loss per share – basic and diluted	(0.01)	(0.01)
Weighted average number of common shares outstanding – basic and diluted	32,787,710	29,000,177

Consolidated Statements of Cash Flows (CAD)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Statement of Cash Flows [Abstract]
Net loss	(385,880)	(250,136)
Adjustments to reconcile loss to net cash used by operating activities:
Amortization	1,459	2,128
Gain on sale of investee’s shares		(102,966)
Imputed interest	255	745
Net gain on expiration and modification of financial instrument liability	(20,923)	(126,404)
Stock-based compensation		89,776
Unrealized (gain) loss on financial instrument liability	(5,679)	(5,872)
Loss in equity investment	8,718
Gain on investment in Minewest	(80,295)
Changes in non-cash working capital items:
Bank indebtedness		(494)
HST/GST and interest receivable	(2,755)	(5,044)
Prepaid expenses	42,434	(79,636)
Due from related parties	7,173	19,965
Accounts payable and accrued liabilities	36,519	48,051
Due to related parties	(80,922)	72,137
Income taxes payable		(10,317)
Net Cash Provided by (Used in) Operating Activities, Total	(479,896)	(348,067)
Cash flows provided by investing activities
Advances to equity accounted investee	(159,479)	(279,748)
Proceeds on sale of investee’s shares and warrants		76,466
Mineral property costs		(32,953)
Purchase of equipment		(951)
Deconsolidation of Minewest	(36,671)
Net Cash Provided by (Used in) Investing Activities, Total	(196,150)	(237,186)
Cash flows provided by financing activities
Advance from equity accounted investee	80,742
Proceeds on convertible debt		50,000
Repayment on convertible debt		(30,000)
Proceeds from share subscriptions		289,200
Proceeds from share issuances	513,533	376,336
Share issuance cost	(6,263)	(11,963)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	588,012	673,573
Increase (decrease) in cash	(88,034)	88,320
Cash, beginning	88,684	364
Cash, ending	650	88,684
Supplemental Disclosures
Interest paid	1,600	2,844
Income taxes paid

Consolidated Statements of Changes in Equity (CAD)	Common Stock [Member]	Subscription Received [Member]	Contributed Surplus [Member]	Warrant [Member]	Convertible Note [Member]	Noncontrolling Interest [Member]	Deficit [Member]	Total
Balance at Apr. 30, 2010	12,082,039		9,270,884	245,518			(21,379,225)
Balance, shares at Apr. 30, 2010	28,369,856
Warrants exercise, shares	460,929
Warrants exercise	108,610			(16,424)				92,186
Shares issued for cash, shares	1,894,333
Shares issued for cash	182,240			89,947				272,187
Warrants expiration			150,807	(150,807)
Warrants extension				69,480				69,480
Option vested			20,296					20,296
Subscription received		289,200						289,200
Deconsolidation of Minewest
Equity component of convertible debt					758			758
Non-controlling interest						200,000		200,000
Net loss						48,014	(298,150)	(250,136)
Balance at Apr. 30, 2011	12,372,889	289,200	9,441,987	237,714	758	248,014	(21,677,375)
Balance, shares at Apr. 30, 2011	30,725,118
Warrants exercise, shares
Warrants exercise
Shares issued for cash, shares	4,158,675
Shares issued for cash	374,108	(4,500)		137,661				507,269
Warrants expiration			237,714	(237,714)
Warrants extension
Option vested
Subscription received
Deconsolidation of Minewest			(284,700)	825,000				360,374
Equity component of convertible debt			758		(453)			305
Non-controlling interest
Net loss						(47,263)	(338,617)	(385,880)
Balance at Apr. 30, 2012	12,746,997		10,505,459	137,661	305	20,825	(22,015,992)
Balance, shares at Apr. 30, 2012	34,883,793

Nature and Continuance of Operations	12 Months Ended
Apr. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature and Continuance of Operations

1.	Nature and Continuance of Operations

Reg Technologies Inc. (“Reg Tech” or the “Company”) is a development stage company in the business of developing and commercially exploiting an improved axial vane type rotary engine known as the Rand CamTM/Direct Charge Engine and other RandCamTM / RadMax® applications, such as compressors and pumps (the “Technology”). The worldwide marketing and intellectual rights, other than in the U.S., are held by the Company, which as at April 30, 2012 owns 3.38 million shares of REGI U.S, Inc. (“REGI”) (a U.S. public company) representing a 11.74% interest in REGI. REGI owns the U.S, marketing and intellectual rights. The Company and REGI have a project cost sharing agreement whereby these companies each fund 50% of the development of the Technology.

On July 6, 2010, Reg Tech incorporated a wholly owned subsidiary Minewest Silver and Gold Inc. (“Minewest”) under the laws of British Columbia. Pursuant to a Plan of Arrangement with Minewest, Reg Tech signed an asset transfer agreement (the “Transfer Agreement”) on August 5, 2010 with Minewest to transfer Reg Tech’s undivided 45% interest in mineral claims in the Liard Mining Division, located in northern British Columbia (the “Silverknife Claims”) to Minewest for consideration of cash payment of $25,000 and issuance of 8,000,000 common shares of the Company.

Effective November 17, 2011 Reg Tech obtained court approval for the Plan of Arrangement. On December 14, 2011, Reg Tech declared Minewest shares as dividend for Reg Tech shareholders on the record date of December 21, 2011, whereby one Minewest shares is distributed for seven Reg Tech shares. As a result of the dividend declaration, the Company expects to retain approximately 3,287,737 shares of Minewest.

In a development stage company, management devotes most of its activities to establishing a new business. Planned principal activities have not yet produced any revenues and the Company has incurred recurring operating losses as is normal in development stage companies. The Company has accumulated losses of $22,015,992 since inception. These factors raise substantial doubt about the Company’s ability to continue as a going-concern. The ability of the Company to emerge from the development stage with respect to its planned principal business activity is dependent upon its successful efforts to raise additional equity financing, receive funding from affiliates and controlling shareholders, and develop a market for its products.

Management is aware that material uncertainties exist, related to current economic conditions, which could adversely affect the Company’s ability to continue to finance its activities. The Company receives interim support from affiliated companies and plans to raise additional capital through debt and/or equity financings. There continues to be insufficient funds to provide adequate working capital to fund ongoing operations for the next twelve months. The Company may also raise additional funds though the exercise of warrants and stock options.

There is no certainty that the Company’s efforts to raise additional capital will be successful. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue in normal operations.

Statement of Compliance	12 Months Ended
Apr. 30, 2012
Notes to Financial Statements
Statement of Compliance

2.	Statement of compliance

These consolidated financial statements of the Company and its subsidiaries, including comparatives, have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). As these consolidated financial statements represent the Company’s initial presentation of its annual operating results and year-end financial position under IFRS, they were prepared in accordance with IFRS 1 (First time Adoption of IFRS). The first date at which IFRS was applied was May 1, 2010. The policies set out below were consistently applied to all the periods presented unless otherwise noted below.

The Company’s consolidated financial statements were previously prepared in accordance with Canadian GAAP. Canadian GAAP differs in certain respects from IFRS. In preparing these consolidated financial statements, management has amended certain accounting, valuation and consolidation methods previously applied in the Canadian GAAP financial statements to comply with IFRS. The comparative figures for 2010 were restated to reflect these adjustments. Note 14 contains reconciliations and descriptions of the effect of the transition from Canadian GAAP to IFRS on equity, earnings and comprehensive income along with line-by-line reconciliations of the statement of financial position as at April 30, 2011 and May 1, 2010, and the statement of operations and comprehensive income for the year ended April 30, 2011. Subject to the transition elections, the Company has consistently applied the same accounting policies in the opening IFRS statement of financial position at May 1, 2010 and throughout the periods presented, as if these policies had always been in effect.

These consolidated financial statements were reviewed by the Audit Committee and approved and authorized for issue by the Board of Directors on August 28, 2012.

Significant Accounting Policies	12 Months Ended
Apr. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

3.	Significant Accounting Policies

Basis of preparation

These consolidated financial statements were prepared on a going concern basis, under the historical cost convention, except for the revaluation of certain financial instruments.

The preparation of financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in Note 4.

Basis of consolidation and presentation

These financial statements include the accounts of the Company, its 80% owned subsidiary Minewest Silver and Gold Inc. (“Minewest”) until November 18, 2011 when the Company lost control (Note 1) and its 51% owned subsidiary, Rand Energy Group Inc. (“Rand”), which owns a 2.19% (2011 – 2.2%) interest in REGI. The Company also owns a 9.54% (2011 – 9.55%) interest in REGI. Prior to April 30, 2008, REGI was considered a controlled subsidiary for consolidation purposes by way of control through an annually renewable voting trusts agreement, with other affiliated companies. This trusts agreement gave the Company 50% control of the voting shares of REGI. The agreement could be cancelled by the President of the 51% owned subsidiary with seven days’ written notice to the affiliated companies. Effective April 30, 2008, the voting trusts agreement was cancelled and consequently the investment in REGI has been accounted for as investment in associates.

Starting from November 18, 2011, the accounts of Minewest ceased to be consolidated as a result of Reg Tech’s loss of control in Minewest and consequently were accounted for as investment in associates.

All significant inter-company balances and transactions have been eliminated upon consolidation.

Investment in associates

Investments in which the Company has the ability to exert significant influence but does not have control are accounted for using the equity method whereby the original cost of the investment is adjusted annually for the Company’s share of earnings, losses and dividends during the current year.

Cash equivalents

Cash equivalents consist of highly liquid investments that are readily convertible to cash with original maturities of three months or less when purchased.

Comparative numbers

The 2011 and 2010 comparative numbers have been reclassified, where applicable, in order to conform with the presentation used in the current year.

Equipment

Equipment consists of office furniture and equipment, and computer hardware recorded at cost and amortized on a straight-line basis over a five-year and three-year period, respectively.

Research and development costs

The Company carries on various research and development activities to develop its technology. Research costs are expensed in the periods in which they are incurred. Development costs that meet all of the criteria to be recognized as an intangible asset, including reasonable expectation regarding future benefits, are capitalized and are amortized over their expected useful lives. To date the Company has not capitalized any development costs.

Foreign currency translation

The functional currency of an entity is the currency of the primary economic environment in which the entity operates. The functional currency of the Company and each of its subsidiaries is the Canadian dollar. The functional currency determinations were conducted through an analysis of the consideration factors identified in IAS 21, The Effects of Changes in Foreign Exchange Rates.

Transactions in currencies other than the Canadian dollar are recorded at exchange rates prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated at the year end exchange rate while non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Exchange gains and losses arising on translation are included in comprehensive loss.

Share - based compensation

The Company’s share option plan allows Company employees, directors, officers and consultants to acquire shares of the Company. The fair value of options granted is recognized as share-based compensation expense with a corresponding increase in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee.

Fair value is measured at grant date, and each tranche is recognized using the graded vesting method over the period during which the options vest. The fair value of the options granted is measured using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the options were granted. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of share options that are expected to vest. In situations where equity instruments are issued to consultants and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at the fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of goods or services received.

Income taxes

Income tax expense comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity. Current tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recorded using the liability method, providing for temporary differences, between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Temporary differences are not provided for relating to goodwill not deductible for tax purposes, the initial recognition of assets or liabilities that affect neither accounting or taxable loss, and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the balance sheet date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, it provides a valuation allowance against that excess.

Loss per share

Basic loss per share is calculated using the weighted average number of common shares outstanding during the year. The Company uses the treasury stock method for calculating diluted loss per share. Under this method the dilutive effect on loss per share is recognized on the use of the proceeds that could be obtained upon exercise of options, warrants and similar instruments. It assumes that the proceeds would be used to purchase common shares at the average market price during the period. However, diluted loss per share is not presented where the effects of various conversions and exercise of options and warrants would be anti-dilutive. Shares held in escrow, other than where their release is subject to the passage of time, are not included in the calculation of the weighted average number of common shares outstanding.

Financial instruments

Initial recognition and measurement

Financial assets and liabilities are initially recognized at fair value. Financial assets are classified at initial recognition as financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments, or available-for-sale financial assets. The Company does not use any hedging instruments. Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 - inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

Level 3 - inputs that are not based on observable market data.

At April 30, 2012, all of the financial instruments measured at fair value are included in Level 1 except financial instrument liability and convertible debts, which are in Level 3.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification. Financial assets at fair value through profit or loss includes financial assets held-for-trading which represent assets that are acquired for the purpose of selling or repurchasing in the near term. These financial assets are initially recorded in the statement of financial position at fair value with changes in fair value recognized in the statement of comprehensive loss.

Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement at fair value, such financial assets are subsequently measured at amortized cost using the effective interest rate method, less impairment. Any amortization of the effective interest rate method and any impairment is recognized in the statement of comprehensive loss.

Held-to-maturity investments represent assets to be held until a specific time period and are initially measured at fair value, including transaction costs. After initial measurement at fair value, such financial assets are subsequently measured at amortized cost using the effective interest rate method, less impairment. Any amortization of the effective interest rate method and any impairment is recognized in the statement of comprehensive loss.

Available-for-sale financial assets are investments in equity instruments that are measured at fair value with gains and losses, net of applicable taxes, included in other comprehensive income until the asset is removed from the statement of financial position. Once this occurs, the resultant gains or losses are recognized in comprehensive loss. Any permanent impairment of available-for-sale financial assets is also included in the statement of comprehensive loss.

Financial instruments (Cont’d)

Financial liabilities are initially recorded at fair value and are designated as fair value through profit or loss or other financial liabilities. Derivative financial liabilities are classified as fair value through profit or loss and are initially recorded in the statement of financial position at fair value with changes in fair value recognized in finance income or finance cost in the statement of comprehensive loss. Non-derivative financial liabilities are recorded at amortized cost using the effective interest rate method. Any amortization of the effective interest rate method is recognized in the statement of comprehensive loss.

Financial assets, others than those at fair value through profit and loss are assessed for indicators of impairment at each period end. Financial assets are impaired when there is objective evidence that, as a result of one or more events that occurred after initial recognition of the financial asset, the estimated future cash flows of the investment have been impacted. The amount of impairment loss is recognized in the statement of comprehensive loss. Any subsequent reversals of impairment is also recognized in the statement of comprehensive income (loss), except for those related to available-for-sale financial assets.

Mineral property or exploration and evaluation

The Company follows the practice of capitalizing all costs relating to the acquisition of, exploration and development of mineral claims and crediting all proceeds received for farm-out arrangements or recovery of costs against the cost of the related claims. Such costs include, but are not exclusive to, geological, geophysical studies, exploratory drilling and sampling. At such time as commercial production commences, these costs will be charged to operations on a unit-of-production method based on proven and probable reserves. The aggregate costs related to abandoned mineral claims are charged to operations at the time of any abandonment or when it has been determined that there is evidence of a permanent impairment. An impairment charge relating to a mineral property is subsequently reversed when new exploration results or actual or potential proceeds on sale or farm-out of the property result in a revised estimate of the recoverable amount but only to the extent that this does not exceed the original carrying value of the property that would have resulted if no impairment had been recognized.

The recoverability of amounts shown for exploration and evaluation assets is dependent upon the discovery of economically recoverable reserves, the ability of the Company to obtain financing to complete development of the properties, and on future production or proceeds of disposition.

The Company recognizes in income the costs recovered on mineral properties when the amounts received or receivable are in excess of the carrying amount.

Upon transfer of “Exploration and evaluation costs” into “Mine Development”, all subsequent expenditure on the construction, installation or completion of infrastructure facilities is capitalized within “Mine development”. After production starts, all assets included in “Mine development” are transferred to “Producing Mines”.

Mineral property or exploration and evaluation (Cont’d)

All capitalized exploration and evaluation expenditure is monitored for indications of impairment. Where a potential impairment is indicated, assessments are performed for each area of interest. To the extent that exploration expenditure is not expected to be recovered, it is charged to the results of operations. Exploration areas where reserves have been discovered, but require major capital expenditure before production can begin, are continually evaluated to ensure that commercial quantities of reserves exist or to ensure that additional exploration work is underway as planned.

Asset retirement and environmental obligations

The fair value of a liability for an asset retirement or environmental obligation is recognized when a reasonable estimate of fair value can be made. The asset retirement or environmental obligation is recorded as a liability with a corresponding increase to the carrying amount of the related long-lived asset. Subsequently, the asset retirement or environmental cost is charged to operations using a systematic and rational method and the resulting liability is adjusted to reflect period-to-period changes in the liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate of undiscounted cash flow. As of April 30, 2012 and 2011, the Company does not have any asset retirement or environmental obligations.

Impairment of assets

The carrying amount of the Company’s assets (which includes the exploration and evaluation asset) are reviewed at each reporting date to determine whether there is any indication of impairment. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. An impairment loss is recognized whenever the carrying amount of an asset or its cash generating unit exceeds its recoverable amount. Impairment losses are recognized in the statement of comprehensive loss.

The recoverable amount of assets is the greater of an asset’s fair value less cost to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs. An impairment loss is only reversed if there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount, however, not to an amount higher than the carrying amount that would have been determined had no impairment loss been recognized in previous years. Assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment.

New standards and interpretations

New accounting standards issued but not yet effective - Certain new standards, interpretations and amendments to existing standards have been issued by the IASB or the International Financial Reporting Interpretations Committee (“IFRIC”) that are mandatory for accounting periods beginning after January 1, 2011, or later periods. Some updates that are not applicable or are not consequential to the Company may have been excluded from the list below.

New accounting standards effective May 1, 2012

Amendments to IFRS 7 Financial Instruments: Disclosures - In October 2010, the IASB issued amendments to IFRS 7 that improve the disclosure requirements in relation to transferred financial assets. The amendments are effective for annual periods beginning on or after July 1, 2011, with early adoption permitted. The Company does not anticipate this amendment to have a significant impact on its consolidated financial statements.

IAS 12 Income taxes - In December 2010, the IASB issued an amendment to IAS 12 that provides a practical solution to determining the recovery of investment properties as it relates to the accounting for deferred income taxes. This amendment is effective for annual periods beginning on or after July 1, 2011, with early adoption permitted. The Company does not anticipate this amendment to have a significant impact on its consolidated financial statements.

New accounting standards effective May 1, 2013

IFRS 10 Consolidated Financial Statements - IFRS 10 requires an entity to consolidate an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Under existing IFRS, consolidation is required when an entity has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. IFRS 10 replaces SIC-12 Consolidation - Special Purpose Entities and parts of IAS 27 Consolidated and Separate Financial Statements.

IFRS 11 Joint Arrangements - IFRS 11 requires a venturer to classify its interest in a joint arrangement as a joint venture or joint operation. Joint ventures will be accounted for using the equity method of accounting whereas for a joint operation the venturer will recognize its share of the assets, liabilities, revenue and expenses of the joint operation. Under existing IFRS, entities have the choice to proportionately consolidate or equity account for interests in joint ventures. IFRS 11 supersedes IAS 31 Interests in Joint Ventures and SIC-13 Jointly Controlled Entities - Non-monetary Contributions by Venturers.

IFRS 12 Disclosure of Interests in Other Entities - IFRS 12 establishes disclosure requirements for interests in other entities, such as joint arrangements, associates, special purpose vehicles and off balance sheet vehicles. The standard carries forward existing disclosures and also introduces significant additional disclosure requirements that address the nature of, and risks associated with, an entity’s interests in other entities.

New standards and interpretations (Cont’d)

IFRS 13 Fair Value Measurement - IFRS 13 is a comprehensive standard for fair value measurement and disclosure requirements for use across all IFRS standards. The new standard clarifies that fair value is the price that would be received to sell an asset, or paid to transfer a liability in an orderly transaction between market participants, at the measurement date. It also establishes disclosures about fair value measurement. Under existing IFRS, guidance on measuring and disclosing fair value is dispersed among the specific standards requiring fair value measurements and in many cases does not reflect a clear measurement basis or consistent disclosures.

Amendments to other standards - In addition, there have been other amendments to existing standards, including IAS 27 Separate Financial Statements and IAS 28 Investments in Associates and Joint Ventures. IAS 27 addresses accounting for subsidiaries, jointly controlled entities and associates in non-consolidated financial statements. IAS 28 has been amended to include joint ventures in its scope and to address the changes in IFRS 10 to IFRS 13.

Each of the new standards, IFRS 10 to 13, IFRIC 20 and the amendments to other standards, is effective for the Company beginning on May 1, 2013 with early adoption permitted. The Company has not yet begun the process of assessing the impact that the new standards will have on its consolidated financial statements or whether to early adopt any of the new requirements.

Amendments to IAS 1 Presentation of Financial Statements - The IASB has amended IAS 1 to require entities to separate items presented in other comprehensive income (“OCI”) into two groups, based on whether or not items may be reclassified into profit or loss in the future. Entities that choose to present OCI items before tax will be required to show the amount of tax related to the two groups separately.

IFRIC 20 Stripping Costs in the Production Phase of a Surface Mine - IFRIC 20 addresses the accounting for overburden waste removal (stripping) costs in the production phase of a surface mine. Stripping activity may result in two types of benefits: i) inventory produced and ii) improved access to ore that will be mined in the future. Stripping costs associated with inventory production should be accounted for as a current production cost in accordance with IAS 2 Inventories, and those associated with improved access to ore should be accounted for as an addition to, or enhancement of, an existing asset.

New standards and interpretations (Cont’d)

IFRS 9 Financial Instruments - IFRS 9 was issued in November 2009 and contained requirements for financial assets. This standard addresses classification and measurement of financial assets and replaces the multiple category and measurement models in IAS 39 for debt instruments with a new mixed measurement model having only two categories: Amortized cost and fair value through profit or loss. IFRS 9 also replaces the models for measuring equity instruments and such instruments are either recognized at the fair value through profit or loss or at fair value through other comprehensive income. Where such equity instruments are measured at fair value through other comprehensive income, dividends are recognized in profit or loss to the extent not clearly representing a return of investment; however, others gains and losses (including impairments) associated with such instruments remain in accumulated other comprehensive income indefinitely.

Requirements for financial liabilities were added in October 2010 and they largely carried forward existing requirements in IAS 39, Financial Instruments – Recognition and Measurement, except that fair value changes due to credit risk for liabilities designated at fair value through profit and loss would generally be recorded in other comprehensive income.

IFRS 9 is effective for annual periods beginning on or after January 2015 with early adoption permitted. The Company has not yet begun the process of assessing the impact that the new and amended standards will have on its consolidated financial statements or whether to early adopt any of the new requirements.

Significant Accounting Judgments and Estimates	12 Months Ended
Apr. 30, 2012
Significant Accounting Judgments And Estimates
Significant Accounting Judgments and Estimates

4.	Significant accounting judgments and estimates

The preparation of financial statements in conformity with IFRS requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the year.

Although management uses historical experience and its best knowledge of the amount, events or actions to form the basis for judgments and estimates, actual results may differ from these estimates.

The preparation of financial statements in conformity with IFRS requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the period.

Although management uses historical experience and its best knowledge of the amount, events or actions to form the basis for judgments and estimates, actual results may differ from these estimates.

Critical judgments exercised in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements are as follows:

Determination of functional currency

The Company determines the functional currency through an analysis of several indicators such as expenses and cash flow, financing activities, retention of operating cash flows, and frequency of transactions with the reporting entity.

Valuation of share-based payments

The Company uses the Black-Scholes Option Pricing Model for valuation of share-based payments. Option pricing models require the input of subjective assumptions including expected price volatility, interest rate, and forfeiture rate. Changes in the input assumptions can materially affect the fair value estimate and the Company’s earnings and equity reserves.

Income taxes

In assessing the probability of realizing income tax assets, management makes estimates related to expectations of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified.

Depreciation for equipment

Depreciation expense is allocated based on assumed asset lives. Should the asset life or depreciation rates differ from the initial estimate, an adjustment would be made in the consolidated statements of comprehensive loss.

Economic recoverability and probability of future economic benefits of mineral properties

Management has determined that mineral property costs incurred which were capitalized have future economic benefits and are economically recoverable. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefits including geological and metallurgic information, history of conversion of mineral deposits to proven and probable reserves, scoping and feasibility studies, accessible facilities, existing permits and life of mine plans.

Financial Instruments and Risk Management	12 Months Ended
Apr. 30, 2012
Financial Instruments And Risk Management
Financial Instruments and Risk Management

5.	Financial Instruments and Risk Management

Foreign exchange risk

The Company is primarily exposed to currency fluctuations relative to the Canadian dollar through expenditures that are denominated in US dollars. Also, the Company is exposed to the impact of currency fluctuations on its monetary assets and liabilities.

The operating results and the financial position of the Company are reported in Canadian dollars. Fluctuations in exchange rates will, consequently, have an impact upon the reported operations of the Company and may affect the value of the Company’s assets and liabilities.

The Company currently does not enter into financial instruments to manage foreign exchange risk.

The Company is exposed to foreign currency risk through the following financial assets and liabilities that are denominated in United States dollars:

April 30, 2012	Cash	Due to Related Party	Advances to Equity Accounted Investee	Accounts Payable
	$7	$112	$604,869	$36,064

At April 30, 2012 with other variables unchanged, a +/-10% change in exchange rates would increase/decrease pre-tax loss by approximately +/- $57,948.

Interest rate and credit risk

The Company has minimal cash balances and no interest-bearing debt other than the convertible debt of $20,000. The Company has no significant concentrations of credit risk arising from operations. The Company’s current policy is to invest any significant excess cash in investment-grade short-term deposit certificates issued by reputable financial institutions with which it keeps its bank accounts and management believes the risk of loss to be remote. The Company periodically monitors the investments it makes and is satisfied with the credit ratings of its banks.

Receivables consist of goods and services tax due from the Federal Government. Management believes that the credit risk concentration with respect to receivables is remote.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity risk through the management of its capital structure and financial leverage as outlined in Note 13.

Common Stock	12 Months Ended
Apr. 30, 2012
Shareholders’ equity
Common Stock

6.	Common Stock

Authorized

50,000,000 Common shares without par value

10,000,000 Preferred shares with a $1 par value, redeemable for common shares on the basis of 1 common share for 2 preferred shares

5,000,000 Class A non-voting shares without par value. Special rights and restrictions apply.

Treasury Shares

At April 30, 2012, Rand owns 217,422 (2011 – 217,422) shares of the Company valued at $43,485 that have been deducted from the total shares issued and outstanding. The value of these shares has been deducted from share capital.

Private placements

On April 24, 2011, the Company completed a private placement, whereby 1,894,333 units at $0.15 per unit were issued for proceeds of $284,150. Each private placement unit consisted of one common share and share purchase warrant. Each warrant entitles the holder to purchase one additional share of common stock at a price of $0.20 per share for one year. The fair value of the warrants included in the units was estimated to be $0.07 using the Black-Scholes option pricing model using the following assumptions: risk free interest rate of 1.69%, expected volatility of 144%, an expected life of 1 year and no expected dividends. Finders’ fees of $8,500 and other related costs of $3,463 were paid in connection with the private placement, which are included in share issuance costs.

On June 9, 2011, the Company completed a private placement, whereby 2,043,300 units at $0.15 per unit were issued for gross proceeds of $306,495. Each private placement unit consisted of one common share and share purchase warrant. Each warrant entitles the holder to purchase one additional share of common stock at a price of $0.20 per share for one year. The fair value of the warrants included in the units was estimated to be $0.05 using the Black-Scholes option pricing model using the following assumptions: risk free interest rate of 1.53%, expected volatility of 144%, an expected life of 1 year and no expected dividends.

On March 20, 2012, the Company completed a private placement, whereby 2,115,375 units at $0.10 per unit were issued for gross proceeds of $211,538. Each private placement unit consisted of one common share and share purchase warrant. Each warrant entitles the holder to purchase one additional share of common stock at a price of $0.15 per share for one year. The fair value of the warrants included in the units was estimated to be $0.04 using the Black-Scholes option pricing model using the following assumptions: risk free interest rate of 1.12%, expected volatility of 176%, an expected life of 1 year and no expected dividends.

Finders’ fees of $800 and other related costs of $5,463 were paid in connection with the private placements, which are included in share issuance costs.

Stock Options

The Company has implemented a stock option plan (the “Plan”) to be administered by the Board of Directors. Pursuant to the Plan, the Board of Directors has discretion to grant options for up to a maximum of 10% of the issued and outstanding common shares of the Company at the date the options are granted. The option price under each option shall be not less than the discounted market price on the grant date. The expiry date of an option shall be set by the Board of Directors at the time the option is awarded, and shall not be more than five years after the grant date.

These options have the following vesting schedule:

i)	Up to 25% of the option may be exercised at any time during the term of the option; such initial exercise is referred to as the “First Exercise”.

ii)	The second 25% of the option may be exercised at any time after 90 days from the date of First Exercise; such second exercise is referred to as the “Second Exercise”.

iii)	The third 25% of the option may be exercised at any time after 90 days from the date of Second Exercise; such third exercise is referred to as the “Third Exercise”.

iv)	The fourth and final 25% of the option may be exercised at any time after 90 days from the date of the Third Exercise.

v)	The options expire 60 months from the date of grant.

Options granted to consultants engaged in investor relations activities will vest in stages over a minimum of 12 months with no more than 25% of the options vesting in any three-month period.

During the year ended April 30, 2012, the Company recorded stock-based compensation of $nil (2011 - $20,296) as a general and administrative expense.

On October 21, 2010, the Company granted 750,000 stock options from the Plan to a director of the Company exercisable at $0.14 per share, up to October 21, 2015. The fair value of options was estimated using the Black-Scholes option pricing model using the following weighted average assumptions: risk free interest rate of 1.72%, expected volatility of 106%, an expected option life of 5 years and no expected dividends. The weighted average fair value of options granted was $0.11 per option. During the year ended April 30, 2011 the Company recognized $20,296 as stock-based compensation in relation to this grant, with $60,888 to be recognized in future accounting periods as the options continue to vest.

As at April 30, 2012, as the Company believes that it is not probable that any options would vest except the first 25% of the options that vested immediately at a date of the First Exercise, the fair value of the first 25% of the options that vested were charged to the consolidated statements of loss and comprehensive loss.

Stock Options(Cont’d)

The following is a summary of options activities during the years ended April 30, 2012 and 2011:

	Number of options	Weighted average exercise price
		$
Outstanding at April 30, 2010	1,575,000	0.30
Expired	(750,000)	0.30
Granted	750,000	0.14
Outstanding at April 30, 2011	1,575,000	0.30
Forfeited, unexercised	(100,000)	0.40

Weighted average fair value of options outstanding at April 30, 2012	1,475,000	0.21

The following options were outstanding at April 30, 2012:

Expiry Date	Exercise price	Number of options	Remaining contractual life
	$		(years)

August 1, 2013	0.40	300,000	1.26
April 22, 2014	0.21	375,000	1.98
April 19, 2015	0.21	50,000	2.97
October 21, 2015	0.14	750,000	3.48

Options Outstanding		1,475,000

Options Exercisable		368,750

Share Purchase Warrants

The following is a summary of warrant activities during the years ended April 30, 2012 and 2011:

	Number of warrants	Weighted average exercise price
		$
Outstanding at April 30, 2010	3,971,097	0.33
Expired	(1,315,168)	0.60
Exercised	(460,929)	0.20
Issued	1,894,333	0.20
Outstanding at April 30, 2011	4,089,333	0.20
Expired, unexercised	(4,089,333)	0.20
Issued	3,178,675	0.17
Outstanding at April 30, 2012	3,178,675	0.17

The following warrants were outstanding at April 30, 2012:

Expiry Date	Exercise price	Number of warrants
	$
June 9, 2012	0.20	1,063,300
March 20, 2013	0.15	2,115,375
Warrants Outstanding		3,178,675

Equipment	12 Months Ended
Apr. 30, 2012
Property, Plant and Equipment [Abstract]
Equipment

7.	Equipment

	Cost	Accumulated Amortization	2012 Net
Computer hardware	$8,323	$8,323	$-
Office furniture and equipment	8,849	8,849	-
Total	$17,172	$17,172	$-

	Cost	Accumulated Amortization	2011 Net	2010 Net
Computer hardware	$8,323	$7,187	$1,136	$543
Office furniture and equipment	8,849	7,816	1,033	2,803
Total	$17,172	$15,003	$2,169	$3,346

Equity Accounted Investees and Related Party Transactions	12 Months Ended
Apr. 30, 2012
Equity Accounted Investees And Related Party Transactions
Equity Accounted Investees and Related Party Transactions

8.	Equity Accounted Investees and Related Party Transactions

REGI

The Company’s investment in REGI has been reduced to $nil as the Company’s share of past losses exceeded the carrying value of the investment in REGI.

At April 30, 2012, the Company is owed an aggregate of $1,025,086 (2011 - $865,607) by REGI. The amounts owed are unsecured, non-interest bearing and due on demand.

During the year ended April 30, 2012, the Company recognized a gain of $nil (2011 – $102,966) relating to the sale of nil (2011 – 458,300) of shares of REGI by the Company and Rand.

Minewest

On July 20, 2010 the Company signed an asset transfer agreement with its newly incorporated wholly owned subsidiary Minewest for the purpose of acquiring and exploring mineral properties. In accordance with the agreement the Company transfers its 100% ownership in its undivided 45% interest subject to a 5% net smelter return in 33 mining claims situated in the Tootsee River area in the Province of British Columbia for following consideration:

-	Cash payment of $25,000 on or before August 15, 2010 (paid);

-	Issuance of 8,000,000 shares of Minewest voting common shares (issued).

Effective December 15, 2010 Minewest signed a purchase agreement with Rapitan Resources Inc. (“Rapitan”), wherein Minewest purchased 100% of Rapitan’s 25% interest in the Silverknife property for the following consideration:

-	Cash payment of $10,000 (paid);

-	Issuance of 2,000,000 shares of common stocks of Minewest (issued).

Effective November 18, 2011 Reg Tech obtained court approval for the Plan of Arrangement. On December 14, 2011, Reg Tech declared approximately 4,712,263 Minewest shares to be distributed to as dividend to Reg Tech shareholders on the record date of December 21, 2011, whereby one Minewest share is distributed for seven Reg Tech shares. As at April 30, 2012 and the date of this report, these shares have not been distributed and are recorded as assets held for distribution to shareholders, $471,200. The distribution is subject to Minewest being listed on the CNSX.

As a result of the dividend declaration, Reg Tech retains approximately 3,287,737 shares of Minewest, representing approximately 26.10% of the issued and outstanding common shares of Minewest at April 30, 2012, and has its controlling interest reduced to significant influence effective November 18, 2011.

As at April 30, 2012 the Company’s investment in Minewest is recorded at $320,082 under equity method (investment of $328,800 less equity loss of $8,718) and held 26.10% ownership in Minewest.

At April 30, 2012, the Company owed an aggregate of $179,414 (2011 - $nil) to Minewest. The amounts owed are unsecured, non-interest bearing and due on demand.

At April 30, 2012, the Company is owed an aggregate of $1,317 (2011 - $8,490) by related parties and owed an aggregate of $137,135 (2010 - $218,878) to related parties. The amounts owed are unsecured, non-interest bearing and due on demand. These parties are companies that the President of the Company controls or significantly influences.

During the year ended April 30, 2012, rent of $6,871 (2011 - $15,680) incurred with a company having common officers and directors.

During the year ended April 30, 2012, management fees of $30,000 (2011 - $30,000) were incurred to a company having common officers and directors.

During the year ended April 30, 2012, management and directors’ fees of $26,972 (2011 - $31,200) were paid to officers, directors and companies controlled by officers and directors for services rendered.

During the year ended April 30, 2012, research and development costs of $56,250 (2011 - $75,000) were paid to a company having common officers and directors.

All related party transactions are in the normal course of operations and have been measured at the agreed to amounts, which is the amount of consideration established and agreed to by the related parties.

Commitments	12 Months Ended
Apr. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments

9.	Commitments

a)	In connection with the acquisition of Rand, the Company has the following royalty obligations:

i)	A participating royalty is to be paid based on 5% of all net profits from sales, licenses, royalties or income derived from the patented technology, to a maximum amount of $10,000,000. The participating royalty is to be paid in minimum annual installments of $50,000 per year beginning on the date the first revenues are derived from the license or sale of the patented technology.

ii)	Pursuant to a letter of understanding dated December 13, 1993, between the Company and REGI (collectively called the grantors) and West Virginia University Research Corporation (“WVURC”), the grantors have agreed that WVURC shall own 5% of all patented technology and will receive 5% of all net profits from sales, licenses, royalties or income derived from the patented technology.

iii)	A 1% net profit royalty will be payable to a former director on all U.S. – based sales.

b)	The Company is committed to fund 50% of the further development of the Rand CamTM/Direct Charge Engine Technology, with the remaining 50% funded by REGI.

Financial Instrument Liability	12 Months Ended
Apr. 30, 2012
Financial Instrument Liability
Financial Instrument Liability

10.	Financial Instrument Liability

Rand’s private sales of REGI shares

On November 9, 2009, Rand sold 238,000 units at US$0.25 per unit consisting one common share of REGI and one share purchase warrant entitling the holder to purchase one additional share of REGI at US$0.35 per share expiring November 9, 2010. The warrants expired on November 9, 2010.

During March, 2010, 163,000 warrants issued in March, 2009 were exercised at US$0.35 per share of REGI shares and the additional 163,000 shares of REGI were sold by Rand for total proceeds of $58,877(US$57,050). These shares were transferred by Rand to the purchasers on May 4, 2010.

On March 12, 2010, 1,101,933 warrants issued on March 12, 2009 expired, of which 894,333 warrants were extended for one year expiring March 12, 2011. The fair value of the extended warrants on March 12, 2010 was determined using the Black-Scholes option pricing model using the following weighted average assumptions: risk free interest rate of 0.15%, expected volatility of 117%, an expected option life of 1 year and no expected dividends. These warrants expired on March 12, 2011.

As at April 30, 2012 the details of the share purchase warrants are as follows:

Closing date of sale	# of warrants	Exercise price	Expiry date
March 27, 2008 (Rand)	80,000	US$ 1.50	March 27, 2013
May 6, 2008 (Rand)	40,000	US$ 1.50	May 6, 2013

The fair value of the warrants as follows:

Expiry date	Fair value at April 30, 2012	Fair value at April 30, 2011
March 27, 2013 (Rand)	$6,121	$9,874
May 6, 2013 (Rand)	3,194	5,120
October 5, 2011 (Reg Tech)	-	20,923
Total	$9,315	$35,917

Black-Scholes Option-Pricing Model Assumptions

The fair value of each warrant issued was calculated using the Black-Scholes option-pricing model with the following assumptions:

	30 April 2012	30 April 2011
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	242% - 251%	208%
Risk-free interest rate	1.27%	1.67%
Expected life of warrants (years)	0.91 – 1.02	1.91 – 2.02

Reg Tech’s private sales of REGI shares

On November 9, 2009, Reg Tech sold 280,000 units (2009 – nil units) at $0.25 per unit consisting one common share of REGI and one share purchase warrant entitling the holder to purchase one additional share of REGI at $0.35 per share expiring November 9, 2010. The warrants expired on November 9, 2010.

The warrants are a derivative, and the proceeds on the sale of the units were bifurcated between the fair value of the common shares and the share purchase warrants. The proceeds allocated to the warrants were $21,304 (2009 - $nil) upon issuance. The fair value of the warrants at the closing date was determined using the Black-Scholes option pricing model using the following weighted average assumptions: risk free interest rate of 0.31%, expected volatility of 121%, an expected option life of 1 year and no expected dividends. The fair value of the warrants at April 30, 2010 was determined at $21,373 using the Black-Scholes option pricing model using the following weighted average assumptions: risk free interest rate of 0.24%, expected volatility of 121%, an expected option life of 0.53 year and no expected dividends.

On October 6, 2010, Reg Tech sold 295,300 units $0.25 per unit consisting one common share of REGI and one share purchase warrant entitling the holder to purchase one additional share of REGI at $0.30 per share for one year, which expired on October 5, 2011.

The warrants are a derivative, and the proceeds on the sale of the units were bifurcated between the fair value of the common shares and the share purchase warrants. The proceeds allocated to the warrants were $32,377 upon issuance. The fair value of the warrants at the closing date was determined using the Black-Scholes option pricing model using the following weighted average assumptions: risk free interest rate of 1.21%, expected volatility of 222.74%, an expected option life of 1 year and no expected dividends. The fair value of the warrants at April 30, 2011 was determined at $20,923 using the Black-Scholes option pricing model using the following weighted average assumptions: risk free interest rate of 1.10%, expected volatility of 193%, an expected option life of 0.44 year and no expected dividends.

Convertible Debenture	12 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Convertible Debenture

11.	Convertible Debenture

On June 1, 2010, the Company issued a convertible debenture for total proceeds of $50,000 which bears interests at 8% per annum payable monthly, is unsecured and due one year from date of issuance. The unpaid amount of principal can be converted at any time at the holder’s option into shares of the Company’s common stock at a price of $0.20 per share. The Company has the option to repay principal and accrued interest before the due date with 30 days’ notice.

The fair value of the debt component of the convertible loan was estimated using discounted cash flow at 10% for equivalent debt without the conversion feature. The fair value of equity component was estimated to be a difference between the fair value of the debt and the face value of the instrument. The debt and equity components of the convertible loans were then measured using the residual value method and were initially recorded at $49,242 and $758 respectively.

On February 18, 2011 principal amount of $30,000 was repaid to the debt holder, with loss on early payment of $170 recorded as financing cost.

On June 1, 2011, the convertible debenture for total principal of $20,000 matured and renewed to June 1, 2012. The debenture bears interests at 8% per annum payable monthly and is unsecured. The unpaid amount of principal can be converted at any time at the holder’s option into shares of the Company’s common stock at a price of $0.20 per share.

The fair value of the debt component of the convertible loan was estimated using discounted cash flow at 10% for equivalent debt without the conversion feature. The fair value of equity component was estimated to be the fair value of the debt and the face value of the instrument. The debt and equity components of the convertible loans were then measured using the proportional or relative fair value method and were initially recorded at $19,695and $305 respectively.

As at April 30, 2012, interest of $243 has been amortized with the renewed debt component carried at amortized cost of $19,938. As at April 30, 2012, interest of $1,600 has been paid to the lender for the renewed debt.

Income Taxes	12 Months Ended
Apr. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes

12.	Income Taxes

Income tax expense differs from the amount that would result from applying the combined federal and provincial income tax rate to earnings before income taxes. These differences result from the following items:

	For the year ended April 30, 2012 $	For the year ended April 30, 2011 $
Net loss before income taxes	(385,800)	(260,453)
Combined federal and provincial income tax rate	26.00%	27.80%
Expected income tax recovery	(100,329)	(72,406)

Increase (decrease) due to:
Non-deductible expenses	210,420	35,147
Change in long-term Canadian tax rate and other	3,018	5,008
Change in valuation allowance	(111,631)	76,185
Non-taxable portion of gain	(1,478)	(54,251)
Income tax expense (recovery)	-	(10,317)

The components of deferred income tax assets are as follows:

	2012 $	2011 $
Non-capital losses	811,782	767,506
Intangible assets and other	39,893	147,056
Equipment	1,182	49,924
	852,857	964,486
Valuation allowance	(852,857)	(964,486)
Net deferred income tax assets	-	-

The Company has non-capital losses of approximately $3,247,131 that may be available to offset future income for income tax purposes. These losses expire as follows:

$
2014	145,129
2015	211,935
2026	402,253
2027	316,606
2028	432,893
2029	529,882
2030	396,986
2031	412,586
2032	398,861
3,247,131

Transition To IFRS	12 Months Ended
Apr. 30, 2012
Transition To Ifrs
Transition To IFRS

14.	Transition to IFRS

IFRS 1 First-time Adoption of International Financial Reporting Standards sets forth guidance for the initial adoption of IFRS. Under IFRS 1 the standards are applied retrospectively at the transitional statement of financial position date with all adjustment to assets and liabilities taken to retained earnings unless certain exemptions are applied.

The Company has applied the following exemptions to its opening statement of financial position dated May 1, 2010:

(a)        Share-based payment transactions

IFRS 1 encourages, but does not require, first-time adopters to apply IFRS 2 Share based Payment to equity instruments that were granted on or before November 7, 2002, or equity instruments that were granted subsequent to November 7, 2002 and vested before the later of the date of transition to IFRS and January 1, 2005. The Company has elected not to apply IFRS 2 to awards that vested prior to May 1, 2010.

(b)        Cumulative translation differences

IFRS 1 allows a first-time adopter to not comply with the requirements of IAS 21 The Effects of Changes in Foreign Exchange Rates for cumulative translation differences that existed at the date of transition to IFRS. The Company has chosen to apply this election and has eliminated the cumulative translation difference and adjusted retained earnings by the same amount at the date of transition to IFRS. If, subsequent to adoption, a foreign operation is disposed of, the translation differences that arose before the date of transition to IFRS will not affect the gain or loss on disposal.

(c)        Business Combination and non-controlling interests

The Company elected IFRS 1 that allows the application of the requirements of IFRS 3 and IAS 27 prospectively from the transaction date.

(d)        Estimates

In accordance with IFRS 1, an entity’s estimates under IFRS at the date of transition to IFRS must be consistent with estimates made for the same date under previous GAAP, unless there is objective evidence that those estimates were in error. The Company’s IFRS estimates as of May 1, 2010 are consistent with its Canadian GAAP estimates for that date.

IFRS employs a conceptual framework that is similar to Canadian GAAP. However, significant differences exist in certain matters of recognition, measurement and disclosure. While the first time adoption of IFRS did not have an impact on the total operating, investing or financing cash flows, it has resulted in changes to the Company’s reported financial position and results of operations. In order to allow the users of the financial statements to better understand these changes, the Company’s Canadian GAAP consolidated statements of operations and comprehensive income (loss), for the year ended April 30, 2011 have been reconciled to IFRS, with the resulting differences explained. In addition, the consolidated statements of financial position as at May 1, 2010 have been reconciled with the resulting differences explained.

(e)        Non-controlling Interest

Under GAAP the Company records non-controlling interest when the entity under the Company’s control incur net income; under IFRS the Company records non-controlling interest when the entity under the Company’s control incur net income or loss.

(f)        Equity component of convertible debt

GAAP allows the proportional or relative value method in calculating the values of the equity and debt components of a convertible. IFRS requires the residual method, whereby the fair value of the liability is calculated first and then the fair value of equity is the residual face value of the instrument after deduction of the value of the liability component.

The Company elected IFRS 1 exemption for not to retrospectively separate the liability and equity components of compound instruments for.

The May 1, 2010 Canadian GAAP statement of financial position has been reconciled to IFRS as follows:

	May 1, 2010
	Canadian GAAP	IFRS Adjustments	IFRS
Assets

Current
Cash	364	-	364
GST and interest receivable	9,882	-	9,882
Prepaid expenses	1,416	-	1,416
Due from related parties	28,455	-	28,455
Advances to equity accounted investee	585,859	-	585,859
	625,976	-	625,976
Equipment	3,346	-	3,346

	629,322	-	629,322
Liabilities

Current
Bank indebtedness	494	-	494
Accounts payable and accrued liabilities	57,861	-	57,861
Due to related parties	146,741	-	146,741
Income taxes payable	10,317	-	10,317
Share subscription payable	58,877	-	58,877
Financial instrument liability	135,816	-	135,816
	410,106	-	410,106

Shareholders’ equity
Share Capital	12,082,039	-	12,082,039
Warrants	245,518	-	245,518
Contributed Surplus	9,270,884	-	9,270,884
Deficit	(21,379,225)	-	(21,379,225)
		-
	219,216	-	219,216

	629,322	-	629,322

The Canadian GAAP statement of financial position at April 30, 2011 has been reconciled to IFRS as follows:

	April 30, 2011
	Canadian GAAP	IFRS Adjustments	IFRS
Assets

Current
Cash	88,684		88,684
GST and interest receivable	14,926		14,926
Prepaid expenses	81,052		81,052
Due from related parties	8,490		8,490
Advances to REGI US	865,607		865,607
Assets held for distribution to shareholders	-		-
	1,058,759		1,058,759

Investment in Minewest	-		-
Equipment	2,169		2,169
Mineral Property	232,953		232,953

	1,293,881	-	1,293,881
Liabilities

Current
Accounts payable and accrued liabilities	105,912		105,912
Due to related parties	218,878		218,878
Convertible debt (14 (f))	19,368	619	19,987
Financial instrument liability	35,917		35,917
	380,075	619	380,694

Shareholders’ equity
Share Capital	12,372,889		12,372,889
Subscription received	289,200		289,200
Warrants	237,714		237,714
Contributed Surplus	9,441,987		9,441,987
Equity component of convertible debt	8,485	(7,727)	758
Deficit (14 (e) (f))	(21,625,225)	(52,150)	(21,677,375)
	725,050	(59,877)	665,173

Non-controlling interest (14(e))	188,756	59,258	248,014

	1,293,881	-	1,293,881

The Canadian GAAP income statement and statement of comprehensive income for year ended April 30, 2011 have been reconciled to IFRS as follows:

	GAAP $	IFRS Adjustments $	IFRS $

Expenses
Amortization	2,128		2,128
Shareholder communication	41,106		41,106
Consulting fees	32,209		32,209
Foreign exchange loss (gain)	(27,048)		(27,048)
Interest expense (14 (f))	10,894	(7,108)	3,786
Management and directors’ fees	61,200		61,200
Mineral property maintenance costs	(7,254)		(7,254)
Office expenses	27,286		27,286
Professional fees	99,670		99,670
Research and development	107,700		107,700
Rent and utilities	15,680		15,680
Stock-based compensation	89,776		89,776
Transfer agent and filing fees	15,101		15,101
Travel and promotion	7,605		7,605
Wages and benefits	26,750		26,750

Loss before other items and income taxes	(502,803)	7,108	(495,695)

Other income (expense)
Gain on sale of investee’s shares	102,966		102,966
Net gain on expiration and modification of financial instrument liability	126,404		126,404
Interest income	-		-
Gain (Loss) on investment in Minewest	-		-
Unrealized gain (loss) on financial instrument liability	5,872		5,872

Loss before income taxes (14(f))	(267,561)	7,108	(260,453)

Income tax recovery (expense) – current	10,317		10,317

Net and comprehensive loss	(257,244)	7,108	(250,136)

Net and comprehensive income (loss) attributable to:

Non-controlling interest (14(e))	(11,244)	59,258	48,014
Shareholders of the Company	(246,000)	(52,150)	(298,150)
	(257,244)	7,108	(250,136)

Loss per share – basic and diluted	(0.01)		(0.01)

Weighted average number of common shares outstanding – basic and diluted	29,000,177		29,000,177

The Canadian GAAP income statement and statement of comprehensive income for the year ended April 30, 2011 have been reconciled to IFRS as follows:

		IFRS
	GAAP	Adjustments	IFRS
	$	$	$

Cash flows used in operating activities
Net loss	(257,244)	7,108	(250,136)
Adjustments to reconcile loss to net cash used by operating activities:
Amortization	2,128		2,128
Gain on sale of investee’s shares	(102,966)		(102,966)
Imputed interest	7,853	(7,108)	745
Net gain on expiration and modification of financial instrument liability	(126,404)		(126,404)
Stock-based compensation	89,776		89,776
Unrealized (gain) loss on financial instrument liability	(5,872)		(5,872)

Changes in non-cash working capital items:
Bank indebtedness	(494)		(494)
GST and interest receivable	(5,044)		(5,044)
Prepaid expenses	(79,636)		(79,636)
Due from related parties	19,965		19,965
Accounts payable and accrued liabilities	48,051		48,051
Due to related parties	72,137		72,137
Income taxes payable	(10,317)		(10,317)

	(348,067)	-	(348,067)

Cash flows provided by investing activities
(Advances to) repayments from equity accounted investee	(279,748)		(279,748)
Proceeds on sale of investee’s shares and warrants	76,466		76,466
Mineral property costs	(32,953)		(32,953)
Purchase of equipment	(951)		(951)

	(237,186)	-	(237,186)

Cash flows provided by financing activities
Proceeds on convertible debt	50,000		50,000
Repayment on convertible debt	(30,000)		(30,000)
Proceeds from share subscriptions	289,200		289,200
Proceeds from share issuances, net of issuance costs	364,373		364,373
	673,573	-	673,573

Increase (decrease) in cash	88,320		88,320
Cash, beginning	364		364
Cash, ending	88,684	-	88,684

Supplemental Disclosures
Interest paid	2,844		2,844
Income taxes paid	-		-